RISK MANAGEMENT - Impact on ECL for each methodology (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (1,282,025)	$ (731,608)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,209,700	1,140,884
Collective methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(306,602)	(179,919)
Collective methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	277,296	166,619
Collateral methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(150,312)	(146,251)
Collateral methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	115,074	151,972
Individual methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(825,111)	(405,438)
Individual methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ 817,330	$ 822,293